Capital Stock (Details) (USD $)	9 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	May 31, 2011	Sep. 04, 2013 Share Exchange Agreement with L2 MDC [Member]	Mar. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member] Notes Receivable [Member]	Dec. 31, 2012 Common Stock [Member] Cash Proceeds [Member]	Dec. 31, 2012 Common Stock [Member] Convertible Debt [Member]
Class of Stock [Line Items]
Percentage of outstanding shares transferred						100.00%
Amount of shares exchanged						7,646,780
Percentage of L2 MDC's shares issued and outstanding						93.50%
Convertible note conversion, shares issued						686,725						457,872
Number of shares callable by warrants					444,190		225,936	508,516	437,624		339,547
Conversion of note payable, warrants issued						87,500						168,969
Warrant exercise price							2.22
Common stock issued							451,871	1,136,866	875,249		679,094
Shares issued, price per share									$ 2.29	$ 2.29	$ 2.22	$ 1.66
Proceeds from issuance of common stock	$ 1,010,000	$ (6,203)	$ 1,448,309	$ 1,809,074					$ 2,000,000
Issuance of common stock for settlement of offering costs				472					300,000
Issuance of common stock for settlement of offering costs, shares									131,287
Common stock issued to related party exchange for a note receivable			$ (1,250)							$ 198,822
Common stock issued to related party exchange for a note receivable, shares										87,009
Common stock, shares authorized	100,000,000		100,000,000	100,000,000
Common stock, par value per share	$ 0.001		$ 0.001	$ 0.001			$ 0.001
Preferred stock, shares authorized	10,000,000		10,000,000	10,000,000
Preferred stock, par value per share	$ 0.001		$ 0.001	$ 0.001